Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Office furniture and fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	5 years
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	20 years
Useful Life, Shorter of Lease Term or Asset Utility [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	lesser of lease term or expected useful life